Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Derivative instruments, at fair value	$ 17,101	$ 8,300	$ 46
Liabilities:
Derivative instruments, at fair value	0	4,344	2,306
Fair Value, Measurements, Recurring
Assets:
Derivative instruments, at fair value	17,101	4,921
Total assets	17,101	4,921
Liabilities:
Restricted units, at fair value		36,306	5,667
Derivative instruments, at fair value	0	965	2,260
Total liabilities	0	37,271	7,927
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Derivative instruments, at fair value	0	0
Total assets	0	0
Liabilities:
Restricted units, at fair value		0	0
Derivative instruments, at fair value	0	0	0
Total liabilities	0	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Derivative instruments, at fair value	17,101	4,921
Total assets	17,101	4,921
Liabilities:
Restricted units, at fair value		0	0
Derivative instruments, at fair value	0	965	2,260
Total liabilities	0	965	2,260
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	0	0
Total assets	0	0
Liabilities:
Restricted units, at fair value		36,306	5,667
Derivative instruments, at fair value	0	0	0
Total liabilities	0	36,306	5,667
Carrying Value | Fair Value, Measurements, Recurring
Assets:
Derivative instruments, at fair value	17,101	4,921
Total assets	17,101	4,921
Liabilities:
Restricted units, at fair value		36,306
Derivative instruments, at fair value	0	965
Total liabilities	$ 0	$ 37,271